Intangible Assets - Additional Information (Detail) - SEK (kr) kr in Millions	3 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Goodwill		kr 52,944	kr 84,570
Impairment charges of goodwill		kr (31,897)	0	kr (112)
Number of connected devices are forecasted		26,000,000,000
Percentage of decrease in long term Ebit		1.00%
Intangible assets other than goodwill		kr 22,667	26,340
By The End Of Two Thousand And Twenty Four [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Estimated number of devices to be manufactured		3,500,000,000
By The End Of Two Thousand And Twenty Eight [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Estimated number of devices to be manufactured		5,500,000,000
Forecast [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Percentage of decrease in long term Ebit		1.00%
Vonage Holdings Corp [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Impairment charges of goodwill	kr (31,900)	kr (31,900)
Recoverable amount cash generating unit		kr 29,500
Percentage of goodwill and other intangible assets		50.00%
Cradlepoint [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Goodwill		kr 9,000	9,000
2024-2028 and 2028 [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Percentage of estimated increase in mobile video traffic		25.00%
Percentage of estimated increase in mobile data traffic		70.00%
Percentage fixed wireless access of estimated increase in mobile data traffic		25.00%
Percentage fixed wireless access of estimated increase in mobile traffic		30.00%
Subscription by 2028 [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Number of connected devices are forecasted		46,000,000,000
Mobile Subscriptions [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Estimated number of global mobile subscriptions		8,500,000,000
Mobile Subscriptions [member] | Subscription by 2028 [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Estimated number of global mobile subscriptions		9,100,000,000
Smart phone [member] | Subscription by 2028 [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Estimated number of global mobile subscriptions		8,200,000,000
5G subscriptions [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Estimated number of global mobile subscriptions		1,600,000,000
5G subscriptions [member] | Subscription by 2028 [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Estimated number of global mobile subscriptions		4,700,000,000
Enterprise Private Network and Wireless WAN [Member] | 2022-2027 [member] | Forecast [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Compound Annual Growth Rate		24.00%
Enterprise Private Network and Wireless WAN [Member] | 2023-2026 [member] | Forecast [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Compound Annual Growth Rate		24.00%
Capitalised development expenditure [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Remaining amortisation period of intangible assets		3 years
Customer Relationships IPR and other Intangible Assets [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets other than goodwill		kr 22,700	26,300
Customer Relationships IPR and other Intangible Assets [Member] | Top of range [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Remaining amortisation period of intangible assets		9 years
Customer Relationships IPR and other Intangible Assets [Member] | Bottom of range [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Remaining amortisation period of intangible assets		6 years
Networks [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Goodwill		kr 27,800	kr 28,500
Nominal annual growth rate		2.00%	2.00%
Internet of things [member] | Subscription by 2028 [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Number of connected devices are forecasted		30,000,000,000
Cash Generating Unit [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Goodwill		kr 300
Goodwill		kr 300
Cash Generating Unit [Member] | 2022-2027 [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Nominal annual growth rate		15.00%	(20.00%)
Vonage [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Goodwill		kr 11,100	kr 42,000
Nominal annual growth rate		3.50%	3.50%
Head room of CGU		kr 1,100
Vonage [Member] | Customer Relationships IPR and other Intangible Assets [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets other than goodwill		16,100	kr 18,800
Cloud Software and Services [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Goodwill		kr 3,500	kr 3,600
Write down of capitalized development expenses				137
Nominal annual growth rate		1.50%	2.00%
Enterprise [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Goodwill		kr 21,600	kr 52,500
Write down of capitalized development expenses			kr 61	kr 176